TAXATION (Reconciliation of The Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
TAXATION [Abstract]
(Loss)/Income before taxes	$ 10,573	$ 166	$ (181)
Income tax expense/(benefit) computed at applicable tax rates of 25%	2,643	42	(45)
Effect of different tax rates in different jurisdictions	255	1,667	1,224
Non-deductible expenses	59	260	223
Effect of tax holidays	(1,037)	(860)	(936)
Effect of valuation allowances	51	(138)	109
Decrease in unrecognized tax benefits balance
Withholding tax on undistributed earnings	629
Income Tax Expense (Benefit), Total	$ 2,600	$ 971	$ 575
Effective income tax rate	24.59%	584.94%	(317.68%)